INVENTORY	12 Months Ended
Oct. 31, 2011
Inventory, Net [Abstract]
INVENTORY
INVENTORY

	October 31,
	2011	2010
	(in millions)
Finished goods	$452	$338
Purchased parts and fabricated assemblies	446	378
Inventory	$898	$716

Inventory-related excess and obsolescence charges of $30 million, $30 million and $54 million were recorded in total cost of products in 2011, 2010 and 2009, respectively. We record excess and obsolete inventory charges for both inventory on our site as well as inventory at our contract manufacturers and suppliers where we have non-cancelable purchase commitments.